Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
iShares®
iShares Trust
Supplement dated February 28, 2025
to the currently effective Summary Prospectus, Prospectus and Statement of Additional
Information (the “SAI”)
for the iShares MSCI China Multisector Tech ETF (TCHI) (the “Fund”)
Change in the Fund’s “Summary of Principal Risks”
The section of the Fund’s Summary Prospectus and Prospectus entitled “Summary of Principal Risks” is amended to delete the paragraph entitled “Non-Diversification Risk”.
If you have any questions, please call 1-800-iShares (1-800-474-2737).
iShares® is a registered trademark of BlackRock Fund Advisors and its affiliates.

iShares MSCI China Multisector Tech ETF
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
iShares®
iShares Trust
Supplement dated February 28, 2025
to the currently effective Summary Prospectus, Prospectus and Statement of Additional
Information (the “SAI”)
for the iShares MSCI China Multisector Tech ETF (TCHI) (the “Fund”)
Change in the Fund’s “Summary of Principal Risks”
The section of the Fund’s Summary Prospectus and Prospectus entitled “Summary of Principal Risks” is amended to delete the paragraph entitled “Non-Diversification Risk”.
If you have any questions, please call 1-800-iShares (1-800-474-2737).
iShares® is a registered trademark of BlackRock Fund Advisors and its affiliates.